Related party transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
Balances and operations with Expedia
Expedia, Inc. (“Expedia”), a subsidiary of Expedia Group, Inc., a Delaware corporation, is a shareholder of record of the Company.
We are a party to an outsourcing agreement with Expedia pursuant to which Expedia has the exclusive right to provide lodging reservations for countries outside of Latin America offered through our platforms. Under the agreement, we may contract 10% of lodging inventory directly without using Expedia. The agreement automatically renews every year. The agreement provides for a $125,000 termination fee if we fail to reach certain minimum marketing fee thresholds during specified periods. In addition, we executed addendum to the Expedia Outsourcing Agreement under which Decolar may participate in an accommodation advertising program known as TravelAds sponsored listings and receive a revenue additional to the marketing fee.
Expedia may also unilaterally terminate the agreement in the event of a change of control of the Company. And as from July 18, 2023, we may unilaterally terminate the agreement upon payment of a $125,000 termination fee.
We are also a party to another outsourcing agreement with Expedia pursuant to which we are required to make our hotel reservations inventory available to certain affiliates of Expedia The agreement automatically renews every year.
Under the agreements, we maintained (i) a receivable position of $16,437 and $10,676 recognized under “Related party receivable” in our consolidated balance sheets as of December 31, 2023 and 2022, respectively, and (ii) a payable position of $87,748 and $37,472 recognized under “Related party payable” in our consolidated balance sheets as of December 31, 2023 and 2022, respectively. We generated revenue of $40,288, $24,220 and $19,205 for the years ended December 31, 2023, 2022 and 2021, respectively, representing 6%, 5% and 6% of our total consolidated revenues for the years ended December 31, 2023, 2022 and 2021, respectively.
Balances with Dominicana Experience DMC, SRL
We maintained (i) a receivable position of $209 recognized under “Related party receivable” in our consolidated balance sheet as of December 31, 2023, and (ii) a payable position of $500 recognized under “Related party payable” in our consolidated balance sheets as of December 31, 2023.